Commitment and Contingencies	12 Months Ended
Dec. 31, 2012
Commitment And Contingencies
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

On October 14, 2008, the Company and HMC entered into a share purchase agreement in which the Company acquired 100% of the issued and outstanding shares of BML in exchange of $15,000 on execution, by $12,000 in cash and 120,000 shares of the Company’s common stock valued at $3,000 (Notes 3, 8 and 14) (the “Share Purchase Agreement”). Under the Share Purchase Agreement, the Company assumed the liabilities of BML totalling $535,126 to be paid over four years from the sale of the shares. HMC could repossess BML shares if the Company failed to pay for the liabilities assumed.

On June 23, 2010, the Company acted to its detriment and made an $85,000 payment to HMC under the Share Purchase Agreement, implying the understanding that it was and would remain in good standing and HMC thereby waived any such default and is estopped from claiming otherwise.

On or about August 10, 2010, HMC purportedly sold the BML shares it previously had sold to the Company to

Maple Management Investments Ltd. (“Maple”) in exchange for cash and shares of Maple.

On October 22, 2010, the Company has filed a lawsuit against HMC, Maple, a former officer of the Company and certain other companies controlled directly or indirectly by the former officer (the “Claim”) in which the Company seeks a declaration that the Company is the legal and beneficial owner of all issued and outstanding shares of BML.

On November 17, 2010, HMC, a former officer of the Company and certain other companies controlled directly or indirectly by the former officer filed a counter claim against the Company and one of its directors (the “Counterclaim”). The Counterclaim alleges that the Company owes HMC, the sum of $32,765 under a service contract entered into in 2006. HMC also alleges that the Company defaulted on the Share Purchase Agreement. The Company entered into the Settlement Agreement, the particulars of which are set out in Note 4. As a result, no accrual has been recorded related to the alleged amounts due to HMC.

On the Closing Date (July 3, 2012, the first business day after June 30 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company, tendered signed Settlement documents. As a result, the Company cancelled the 120,000 shares and commenced an action in the Supreme Court of British Columbia to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to the mineral properties through its ownership of all issued Bullmoose shares (Notes 1, 3, 4, 7, 8 and 14).

As at December 31, 2012, the Company was still the owner of BML until the settlement closes.